Collaboration Agreements	9 Months Ended
Sep. 30, 2012
Collaboration Agreements
Collaboration Agreements

15. Collaboration Agreements

United Therapeutics

The Company has a license agreement with United Therapeutics to use one of its proprietary technologies for an oral formulation of Remodulin for the treatment of PAH and potentially for additional indications. Through September 30, 2012, the Company has received $1.5 million in pre-commercial milestone payments under the agreement. Remaining milestone payments to the Company could total $2.0 million, based on satisfaction of development milestones of oral treprostinil in PAH and up to approximately $4.0 million for the development of additional treprostinil products for a second indication. If United Therapeutics receives approval to market and sell oral treprostinil for additional indications and/or any additional combination products that utilizes the Company's technologies, the Company will receive royalties in the single digits based on net sales worldwide. The Company's license agreement with United Therapeutics will expire, on a country-by-country and product-by-product basis, 12.5 years from the first commercial sale of each product in such country. United Therapeutics may terminate, at its option, the agreement for a technical, strategic or market-related cause after giving the Company a reasonable opportunity to cure. The Company may terminate the agreement if, after having launched a product in a country, United Therapeutics or its sub-licensee discontinues the sale of such product for a prolonged period of time for reasons unrelated to force majeure, regulatory or safety issues. In addition, either party may terminate the agreement for the material, uncured breach by the other party and in certain events of bankruptcy or insolvency of the other party.

Stendhal License

In August 2011, we executed a Development and Licensing Agreement with Especificos Stendhal, S.A., DE C.V. (Stendhal) that provided Stendhal an exclusive license to our licensed intellectual property underlying our Oxtellar XR product, in Mexico, Venezuela, Colombia and other select markets in Central and South America. The agreement included the right to our patents, proprietary information, and know-how of our drug-delivery technology and pharmaceutical product underlying our Oxtellar XR product. Stendhal is responsible for all costs associated with clinical development, approval, commercialization and distribution of the product in the defined territory, which may be expanded upon certain events. We have received $750,000 from Stendhal, which is being recognized as revenue on a straight-line basis over the substantive obligation period until approval, which is estimated to be December 2013. We monitor this estimate on a quarterly basis to determine if facts and circumstances may have changed that would require a prospective adjustment of the recognition period. We may receive up to $3.0 million in additional milestone payments, based on certain regulatory and commercial milestones defined in the agreement. As of September 30, 2012, $456,000 remained recorded as deferred revenue.

In September 2012, the Company executed a Development and Licensing Agreement (Stendhal License Agreement) with Stendhal that provided Stendhal with an exclusive license of the Company's licensed intellectual property underlying the Trokendi XR product in the defined territory. The license included the right to the Company's patents, proprietary information, and know-how of the Company's drug-delivery technology and pharmaceutical product underlying its Trokendi XR product. Stendhal is responsible for all costs associated with clinical development, approval, commercialization and distribution of the product in the defined territory. The Company will receive $1.8 million cash that will be recognized as revenue in a straight-line basis over its substantive obligation period of twelve years. As of September 30, 2012, $0.5 million of this amount has been recorded as deferred revenue. The Company monitors this estimate on a quarterly basis to determine if facts and circumstances may have changed that would require a prospective adjustment to the recognition period. The Company may receive up to $1.8 million in future milestone payments, based on certain milestones defined in the Stendhal License Agreement.